Exploration and Evaluation Assets - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($) agreement	Dec. 31, 2018 USD ($) agreement	Oct. 06, 2020 CAD ($)	Jun. 27, 2019 CAD ($)
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Disposals of exploration and evaluation assets	$ 3
Proceeds from disposal of exploration and evaluation assets	31	$ 0	$ 16
Farm-out agreements, working interest retained			20.00%	20.00%
North America
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Asset retirement obligations		20	$ 13
Disposals of exploration and evaluation assets	3
Offshore Africa
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Number of farm-out agreements | agreement			2	2
Disposals of exploration and evaluation assets	$ 0
Painted Pony Energy Ltd
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Total purchase consideration					$ 111
Exploration and evaluation assets					15
Property, plant and equipment					750
Deferred tax asset					211
Asset retirement obligations					$ 13
Devon
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Total purchase consideration		3,412				$ 3,412
Exploration and evaluation assets		$ 91				91
Property, plant and equipment						3,325
Asset retirement obligations						$ 178
Laricina Energy Ltd | North America
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Total purchase consideration			$ 46
Exploration and evaluation assets			118
Property, plant and equipment			44
Cash			24
Deferred tax asset			168
Net working capital liabilities recognised as of acquisition date			18
Asset retirement obligations			17
Notes payable recognised as of acquisition date			48
Gain recognised on acquisition, pre-tax			$ 225
Farm-Out Agreements, Offshore Africa | Offshore Africa
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Farm-out agreements, working interest disposed			30.00%	30.00%
Disposals of exploration and evaluation assets			$ 89
Disposals of exploration and evaluation assets, costs incurred in past fiscal year recovered			14
Proceeds from disposal of exploration and evaluation assets			105	$ 79
Gain recognised on farm-out, pre-tax			16
Gain recognised on farm-out, after-tax			$ 12